CONSOLIDATED BALANCE SHEETS (FY) - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 2,227	[1]	$ 10,447
Accounts receivable, net	3,045	[1]	1,141
Related party receivable	0		77
Contract assets	364		266
Prepaid expenses and other current assets	843		123
Total current assets	6,563	[1]	12,054
Property and equipment, net	480	[1]	205
Deposits	84		64
Total assets	7,043	[1]	12,323
Current liabilities:
Accounts payable	412	[1]	861
Related party payable	5		56
Accrued wages and commissions	805		360
Accrued expenses	855		140
Other liabilities	57		39
PPP loan payable, current portion	0		521
Contract liabilities	450	[1]	560
Total current liabilities	2,584	[1]	2,537
PPP loan payable, net of current portion	0		260
Total liabilities	2,584	[1]	2,797
Commitments and Contingencies		[1]
Stockholders' Equity:
Common stock (par value $0.001 per shares, 38,395,870 authorized at December 31, 2021 and 2020; 13,541,324 and 13,200,875 issued and outstanding as of December 31, 2021 and 2020)	14		14
Additional paid-in capital	17,653		16,970
Accumulated deficit	(13,225)	[1]	(7,475)
Total stockholders' equity	4,459	[1]	9,526
Total liabilities and stockholders' equity	7,043	[1]	12,323
Previously Reported [Member]
Current assets:
Total current assets	6,479
Series B Preferred [Member]
Stockholders' Equity:
Preferred stock	5		5
Series A Preferred [Member]
Stockholders' Equity:
Preferred stock	5		5
Series Seed Preferred Stock [Member]
Stockholders' Equity:
Preferred stock	$ 7		$ 7

[1]	Derived from audited consolidated financial statements